Investment Objectives and Goals	Jul. 28, 2025
Schwab Target 2010 Index Fund | Schwab Target 2010 Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Target 2010 Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to provide capital appreciation and income consistent with its current asset allocation.
Schwab Target 2015 Index Fund | Schwab Target 2015 Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Target 2015 Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to provide capital appreciation and income consistent with its current asset allocation.
Schwab Target 2020 Index Fund | Schwab Target 2020 Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Target 2020 Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to provide capital appreciation and income consistent with its current asset allocation.
Schwab Target 2025 Index Fund | Schwab Target 2025 Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Target 2025 Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to provide capital appreciation and income consistent with its current asset allocation.
Schwab Target 2030 Index Fund | Schwab Target 2030 Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Target 2030 Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to provide capital appreciation and income consistent with its current asset allocation.
Schwab Target 2035 Index Fund | Schwab Target 2035 Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Target 2035 Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to provide capital appreciation and income consistent with its current asset allocation.
Schwab Target 2040 Index Fund | Schwab Target 2040 Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Target 2040 Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to provide capital appreciation and income consistent with its current asset allocation.
Schwab Target 2045 Index Fund | Schwab Target 2045 Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Target 2045 Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to provide capital appreciation and income consistent with its current asset allocation.
Schwab Target 2050 Index Fund | Schwab Target 2050 Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Target 2050 Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to provide capital appreciation and income consistent with its current asset allocation.
Schwab Target 2055 Index Fund | Schwab Target 2055 Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Target 2055 Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to provide capital appreciation and income consistent with its current asset allocation.
Schwab Target 2060 Index Fund | Schwab Target 2060 Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Target 2060 Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to provide capital appreciation and income consistent with its current asset allocation.
Schwab Target 2065 Index Fund | Schwab Target 2065 Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Target 2065 Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to provide capital appreciation and income consistent with its current asset allocation.